Goodwill and intangible assets	9 Months Ended
Sep. 30, 2014
Goodwill and intangible assets [Abstract]
Goodwill and intangible assets
10.      Goodwill and intangible assets:

Goodwill: Goodwill identified represents the purchase price in excess of the fair value of the identifiable net assets of the acquired business at the date of acquisition. The Company calculated the fair value of the reporting unit using the discounted cash flow method, and determined that the fair value of the reporting unit exceeded its book value including the goodwill. The discounted cash flows calculation is subject to management judgment related to revenue growth, capacity utilization, the weighted average cost of capital (WACC), of approximately 7%, and the future price of marine fuel products. No impairment loss was recorded at September 30, 2014.

Intangible assets: The Company has identified finite-lived intangible assets associated with concession agreements acquired with the purchase of the Portland subsidiary, the Las Palmas and Panama sites, a non-compete covenant acquired with the Aegean Northwest Europe business and a below market time charter on a barging vessel, acquired with the U.S. East Coast business. The values recorded have been recognized at the date of the acquisition and are amortized on a straight line basis over their useful life.

The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:

		Below Market Acquired Time Charter	Concession agreements	Non - compete covenant	Total
Cost as per	December 31, 2013	$1,915	$ 19,797	$ 3,365	$25,077
	September 30, 2014	1,915	19,797	3,365	25,077
Accumulated Amortization as per	December 31, 2013	(94	)(4,214)	(1,939	)(6,247)
	September 30, 2014	(1,915	)(4,950)	(2,328	)(9,193)
NBV as per	December 31, 2013	1,821	15,583	1,426	18,830
	September 30, 2014	-	14,847	1,037	15,884
Amortization Schedule	October 1, to December 31, 2014	-	250	128	378
	2015	-	988	517	1,505
	2016	-	988	392	1,380
	2017	-	988	-	988
	2018	-	988	-	988
	Thereafter	$ -	$ 10,645	$ -	$10,645

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